Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal and state net operating loss carryforwards		$ 109,166,000		$ 80,658,000
Tax credit carryforwards		22,446,000		17,442,000
Intangible assets		3,000,000		3,219,000
Stock-based compensation		5,700,000		5,117,000
Deferred revenue		2,810,000		6,034,000
Capital lease		6,812,000		7,284,000
Other		2,395,000		1,725,000
Total deferred tax assets		152,329,000		121,479,000
Less valuation allowance		(146,285,000)		(114,946,000)
Net deferred tax assets		6,044,000		6,533,000
Deferred tax liabilities:
Right-of-use asset		3,946,000		4,215,000
Fixed assets		2,098,000		2,318,000
Total deferred tax liabilities		$ 6,044,000		$ 6,533,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 27,564,077		$ 20,123,621
Research and development credit carryforward	884,130		1,164,895
Orphan drug credit	4,157,360		2,002,559
Stock options - NQSOs	4,765,662		5,267,351
Accruals and other temporary differences	662,754		595,418
Total deferred tax assets	38,033,983		29,153,844
Less valuation allowance	(38,033,983)		(29,153,844)
Net deferred tax assets	$ 0		$ 0